INCOME TAXES	12 Months Ended
Dec. 31, 2020
INCOME TAXES
INCOME TAXES

11.  INCOME TAXES

Cayman

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Hong Kong

Under the Hong Kong tax laws, the Company’s subsidiaries in Hong Kong are subject to Hong Kong profits tax rate at 16.5%. No provision for Hong Kong profits tax was made for each of the three years ended December 31, 2020 on the basis that the Group’s Hong Kong subsidiaries did not have any assessable profits arising in or derived from Hong Kong for those years.

Singapore

On March 2, 2020, the Company acquired NBpay’s subsidiary NBpay Fintech Pte Ltd. Under the Singapore tax laws, the Company’s subsidiary in Singapore is subject to Singapore profits tax rate at 17%. No provision for Singapore profits tax was made for the year ended December 31, 2020 on the basis that the taxable income of the Group’s Singapore subsidiary was less than the exempted amount.

People’s Republic of China

The enterprise income tax (‘‘EIT’’) law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The EIT rate for the Group’s entities operating in the PRC is 25%.

No taxable income was generated for both domestic and foreign entities of the Group.

No income tax was credited to the Group.

The significant components of the Group’s deferred tax assets were as follows:

	As of December 31,
	2020	2019
	US$	US$
Deferred tax assets
Net operating loss carry forwards	439,629	199,827
Valuation allowance	(439,629)	(199,827)
Total deferred tax assets	—	—

The Group considers the following factors, among other matters, when determining whether some portion or all of the deferred tax assets will more likely than not be realized: the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward years, the Group’s experience with tax attributes expiring unused and tax planning alternatives. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward years provided for in the tax law.

The Group incurred net operating losses carry forwards of $ 1,757,356 from the Group’s PRC entities for the year ended December 31, 2020, which would expire on various dates through 2024 to 2025.

As of December 31, 2020, valuation allowance was $439,629 was provided against deferred tax assets as it is considered more likely than not that the relevant deferred tax assets will not be realized in the foreseeable future.

Reconciliation between the income taxes benefits computed by applying the PRC tax rate to loss before income taxes and the actual credit for income taxes is as follows:

	For the years ended December 31,
	2020	2019
	US$	US$

Net income before provision for income taxes	(1,651,273)	482,970
Statutory tax rates in the PRC	25%	25%
Income tax at statutory tax rate	(412,817)	120,743
Expenses not deductible for tax purposes:
Entertainment expenses exceeded tax limit	—	18
Exempted taxable income	(1,648)	—
Effect of income tax rate difference in other jurisdiction	174,663	(191,895)
Changes in valuation allowance	239,802	71,134
Income tax benefits	—	—

The EIT Law includes a provision specifying that legal entities organized outside the PRC will be considered residents for Chinese income tax purposes if their place of effective management or control is within the PRC. If legal entities organized outside the PRC were considered residents for Chinese income tax purpose, they would become subject to the EIT Law on their worldwide income. This would cause any income legal entities organized outside the PRC earned to be subject to the PRC’s 25% EIT. The Implementation Rules to EIT Law provide that non-resident legal entities will be considered as PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. reside within the PRC.

Pursuant to the additional guidance released by the Chinese government on April 22, 2009 and issued bulletin on August 3, 2011 which provide more guidance on the implementation, management does not believe that the legal entities organized outside the PRC should be characterized as PRC tax residents for EIT Law purposes.

Unrecognized Tax Benefits

Under the EIT Law and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign-invested enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have a tax treaty with the PRC.

There were no aggregate undistributed earnings of the Company’s subsidiary and VIE located in the PRC available for dividend distribution. Therefore, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that might be payable upon the distribution of aggregate undistributed earnings as of December 31, 2020.

The impact of an uncertain tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes. The Group has concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements for the years ended December 31, 2018, 2019 and 2020. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits within 12 months from December 31, 2020. The Group has no material unrecognized tax benefits which would favorably affect the effective income tax rate in future years.

Since the incorporation, the relevant tax authorities of the Group’s subsidiary and located in the PRC have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2016 to 2020 of the Group’s PRC subsidiary and VIE, remain subject to tax audits as of December 31, 2020, at the tax authority’s discretion.